CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($)	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning Balance (shares) at Dec. 31, 2020				135,597,635
Beginning Balance at Dec. 31, 2020	$ 150,897,421	$ 34,617,746	$ (102,888,373)	$ 82,626,794
Gross proceeds (Shares)				11,808,490
Gross proceeds	25,624,423			$ 25,624,423
Issuance costs	(865,829)			$ (865,829)
Gross proceeds (shares)				2,670,000
Gross proceeds	8,010,000			$ 8,010,000
Flow-through premium	(1,655,400)			(1,655,400)
Issuance costs	(694,788)			$ (694,788)
Exercise of stock options (shares)				1,350,000
Exercise of stock options	1,875,165	(526,665)		$ 1,348,500
Share-based payments		1,381,557		1,381,557
Loss and comprehensive loss			(3,708,887)	$ (3,708,887)
Ending Balance (shares) at Dec. 31, 2021				151,426,125
Ending Balance at Dec. 31, 2021	183,190,992	35,472,638	(106,597,260)	$ 112,066,370
Exercise of stock options (shares)				91,666
Exercise of stock options	178,909	(45,744)		$ 133,165
Exercise of restricted share units (shares)				79,698
Exercise of restricted share units	172,945	(172,945)
Share-based payments		2,536,861		$ 2,536,861
Loss and comprehensive loss			(4,994,178)	$ (4,994,178)
Ending Balance (shares) at Dec. 31, 2022				151,597,489
Ending Balance at Dec. 31, 2022	$ 183,542,846	$ 37,790,810	$ (111,591,438)	$ 109,742,218